Income Taxes (Details) - Schedule of income tax provision (benefit) - DocGo Inc. and Subsidiaries [Member] - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal		$ 295,956
State and local		319,741	167,443
Foreign
Current		615,697	167,443
Deferred:
Federal
State and local
Foreign
Deferred
Total income tax expense (benefit)	$ 167,443	$ 615,697	$ 167,443